Investments	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Investments
4.	Investments

a)	Teekay Offshore Acquisition of ALP Maritime Services B.V.

In March 2014, our publicly-listed subsidiary Teekay Offshore Partners L.P. (NYSE: TOO) (or Teekay Offshore) acquired 100% of the shares of ALP Maritime Services B.V. (or ALP), a Netherlands-based provider of long-haul ocean towage and offshore installation services to the global offshore oil and gas industry. Concurrently with this transaction, Teekay Offshore and ALP entered into an agreement with Niigata Shipbuilding & Repair of Japan for the construction of four state-of-the-art SX-157 Ulstein Design ultra-long distance towing and anchor handling vessel newbuildings. These vessels will be equipped with dynamic positioning capability and are scheduled for delivery in 2016. Teekay Offshore is committed to acquire these newbuildings for a total cost of approximately $258 million.

Teekay Offshore acquired ALP for a purchase price of $2.6 million, which was paid in cash, and also entered into an arrangement to pay additional compensation to three former shareholders of ALP if certain requirements are satisfied. This contingent compensation consists of $2.4 million, which is payable upon the delivery and employment of ALP’s four newbuildings scheduled throughout 2016, and a further amount of up to $2.6 million, which is payable if ALP’s annual operating results from 2017 to 2021 meet certain targets. Teekay Offshore has the option to pay up to 50% of this compensation through the issuance of common units of Teekay Offshore. Each of the contingent compensation amounts is payable only if the three shareholders are employed by ALP at the time performance conditions are met. For the three and six months ended June 30, 2014, compensation costs were $0.2 million and were recorded under general and administrative expenses in the Company’s consolidated statements of (loss) income. Teekay Offshore also incurred a $1.0 million fee payable to a third party associated with the acquisition.

This acquisition of ALP and the related newbuilding orders represent Teekay Offshore’s entrance into the long-haul ocean towage and offshore installation services business. The Company believes that this acquisition allows Teekay Offshore to combine its infrastructure and access to capital with ALP’s experienced management team to further grow this niche business, which is in an adjacent sector to Teekay Offshore’s FPSO and shuttle tanker businesses. The acquisition of ALP was accounted for using the purchase method of accounting, based upon preliminary estimates of fair value.

The following table summarizes the preliminary estimates of fair values of the ALP assets acquired and liabilities assumed by Teekay Offshore on the acquisition date.

As at
(in thousands of U.S. dollars)	March 14, 2014
$
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

The goodwill recognized in connection with the ALP acquisition is attributable primarily to the assembled workforce of ALP, including their experience, skills and abilities. Operating results of ALP are reflected in the Company’s consolidated financial statements commencing March 14, 2014, the effective date of acquisition. From the date of acquisition to June 30, 2014, the Company recognized $0.2 million of revenue and $1.7 million of net loss resulting from this acquisition.

b)	Tanker Investments Ltd.

In January 2014, Teekay and its publicly-listed subsidiary Teekay Tankers Ltd. (NYSE: TNK) (or Teekay Tankers) formed Tanker Investments Ltd. (or TIL), which seeks to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. Teekay and Teekay Tankers in the aggregate purchased 5.0 million shares of common stock, representing an initial 20% interest in TIL, as part of a $250 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase in the aggregate up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. The stock purchase warrants, which had a value of $6.8 million on issuance, were received in exchange for the Company’s involvement in the formation of TIL and such amount is reflected in other income (expenses) in the Company’s consolidated statements of (loss) income. The stock purchase warrants expire on January 23, 2019. See Note 15 for additional information about these warrants. The Company also received one Series A-1 preferred share and one Series A-2 preferred share, each of which entitles the holder to elect one board member of TIL. The preferred shares do not give the holder a right to any dividends or distributions of TIL. Teekay and Teekay Tankers account for their investment in TIL using the equity method.

In March 2014, TIL issued additional common shares and listed its shares on the Oslo Stock Exchange. The issuance of shares by an equity accounted investee is accounted by the Company as if the Company had sold a proportionate share of its investment, and the resulting gain or loss is recognized in equity income in the Company’s consolidated statements of income. For the six months ended June 30, 2014, the Company recognized a gain from this investment of $4.1 million. As of June 30, 2014, the combined interest of Teekay Tankers and Teekay in TIL was 13.0%.

As of June 30, 2014, a portion of the net proceeds from the equity issuances by TIL had been used to acquire four modern Suezmax crude oil tankers from Teekay, five modern Aframax tankers and two coated Aframax tankers from third parties and two VLCC vessels from Teekay Tankers. The remaining proceeds will be used to acquire additional tankers and for general corporate purposes.

c)	Teekay LNG – Exmar LPG BVBA Joint Venture

In February 2013, the Company’s publicly-listed subsidiary Teekay LNG Partners L.P. (NYSE: TGP) (or Teekay LNG), entered into a 50/50 joint venture agreement with Belgium-based Exmar NV (or Exmar) to own and charter-in liquefied petroleum gas (or LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA took economic effect as of November 1, 2012 and, as of June 30, 2014, included 21 owned LPG carriers (including 10 newbuilding carriers scheduled for delivery between late 2014 and 2018) and four chartered-in LPG carriers. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, Teekay LNG invested approximately $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG BVBA fleet. The excess of the book value of net assets acquired over Teekay LNG’s investment in the Exmar LPG BVBA, which amounted to approximately $6.0 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of Exmar LPG BVBA, in accordance with the finalized purchase price allocation. Control of Exmar LPG BVBA is shared equally between Exmar and Teekay LNG. Teekay LNG accounts for its investment in Exmar LPG BVBA using the equity method.

d)	Teekay LNG – BG International Limited Joint Venture

In June 2014, Teekay LNG acquired from BG International Limited (or BG) its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric liquefied natural gas (or LNG) carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for a total fully built-up cost to the joint venture of approximately $1.0 billion. The vessels upon delivery, which are scheduled between September 2017 and January 2019, will each operate under 20-year fixed-rate time-charter contracts, plus extension options, with Methane Services Limited, a wholly-owned subsidiary of BG. As compensation for BG’s ownership interest in these four LNG carrier newbuildings, Teekay LNG assumed BG’s obligation to provide the shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. Teekay on behalf of Teekay LNG, will provide the shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates. Teekay LNG estimates it will incur approximately $36.7 million of costs to provide these services, of which BG has agreed to pay a fixed amount of $20.3 million. In June 2014, Teekay LNG estimated that the fair value of the service obligation was $30.2 million and the fair value of the amount due from BG was $16.5 million. The $30.2 million service obligation is included in the current portion of in-process contracts, and the in-process contracts and the receivable from BG is included in other assets in the Company’s consolidated balance sheet. Through this transaction, Teekay LNG has a 30% ownership interest in two LNG carrier newbuildings and a 20% ownership interest in the remaining two LNG carrier newbuildings (collectively the BG Joint Venture). The excess of Teekay LNG’s investment in the BG Joint Venture over Teekay LNG’s share of the underlying carrying value of net assets acquired was approximately $13.7 million. This basis difference has notionally been allocated to the ship construction support agreements and the time-charter contracts. Teekay LNG accounts for its investment in the BG Joint Venture using the equity method.